Long-term Debt (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2012 (payment in arrears)	$ 17,296	$ 153,346
2013	698,226	1,221,143
2014	2,440,570	504,915
2015	289,917	287,768
2016	253,577	253,577
2017	262,002	262,002
2018 & Thereafter	774,764	774,764
Total	$ 4,736,352	$ 3,457,515	$ 2,587,837